Financial risk management - Changes in level 3 liability (Details) - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, liabilities
Opening balance		¥ 732,756
Convertible note issued	¥ 33,474
Unrealised exchange difference	(883)
Change in fair value	1,599	(177,038)
Converted into ordinary share upon initial public offering		(479,927)
Repayment during the year		(75,791)
Closing balance	34,190
Exchangeable note liabilities
Reconciliation of changes in fair value measurement, liabilities
Opening balance		185,745
Change in fair value		(45,274)
Converted into ordinary share upon initial public offering		(140,471)
Convertible note
Reconciliation of changes in fair value measurement, liabilities
Opening balance		70,598
Convertible note issued	33,474
Unrealised exchange difference	(883)
Change in fair value	1,599	5,193
Repayment during the year		(75,791)
Closing balance	¥ 34,190
Series A Preferred Shares
Reconciliation of changes in fair value measurement, liabilities
Opening balance		476,112
Change in fair value		(136,656)
Converted into ordinary share upon initial public offering		(339,456)
Derivative financial instrument
Reconciliation of changes in fair value measurement, liabilities
Opening balance		301
Change in fair value		¥ (301)